Income Taxes (Operations in Jurisdictions Other Than PRC) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	$ 2,069	¥ 13,495	¥ 13,688	¥ (18,554)
Cayman Islands [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes			(3)	(949)
British Virgin Islands [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(1)	(5)	(3)	(7)
PRC [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	$ 2,070	¥ 13,500	¥ 13,694	¥ (17,598)